Investment Portfolio - July 31, 2023

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS - 95.7%

Communication Services - 7.7%
Diversified Telecommunication Services - 1.3%
Cellnex Telecom S.A. - ADR (Spain)	399,688	$8,145,642
Interactive Media & Services - 6.4%
Auto Trader Group plc (United Kingdom)[1]	2,650,966	21,985,992
Tencent Holdings Ltd. (China)	422,600	19,423,183
		41,409,175
Total Communication Services		49,554,817
Consumer Discretionary - 7.8%
Broadline Retail - 3.1%
Dollarama, Inc. (Canada)	96,277	6,341,805
MercadoLibre, Inc. (Brazil)*	10,884	13,474,936
		19,816,741
Household Durables - 2.7%
Sony Group Corp. (Japan)	183,200	17,159,656
Textiles, Apparel & Luxury Goods - 2.0%
lululemon athletica, Inc. (United States)*	34,068	12,895,760
Total Consumer Discretionary		49,872,157
Consumer Staples - 16.6%
Beverages - 4.9%
Diageo plc (United Kingdom)	325,196	14,192,299
Heineken N.V. (Netherlands)	172,974	16,930,951
		31,123,250
Food Products - 3.8%
Nestle S.A. (United States)	198,033	24,262,847
Household Products - 1.5%
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A (Mexico)	4,142,551	9,769,444
Personal Care Products - 6.4%
Beiersdorf AG (Germany)	118,566	15,354,938
L’Oreal S.A. (France)	7,409	3,445,995
Unilever plc - ADR (United Kingdom)	412,096	22,141,918
		40,942,851
Total Consumer Staples		106,098,392
Financials - 17.1%
Banks - 4.6%
FinecoBank Banca Fineco S.p.A. (Italy)	800,676	12,432,284
HDFC Bank Ltd. - ADR (India)	250,849	17,127,970
		29,560,254
Capital Markets - 5.8%
Avanza Bank Holding AB (Sweden)	460,710	10,432,948
Deutsche Boerse AG (Germany)	101,243	19,398,312
Intermediate Capital Group plc (United Kingdom)	389,938	7,037,616
		36,868,876
Financial Services - 1.2%
Adyen N.V. (Netherlands)*1	4,261	7,908,481
Insurance - 5.5%
Admiral Group plc (United Kingdom)	796,587	21,749,232

	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Insurance (continued)
RenaissanceRe Holdings Ltd. (Bermuda)	70,913	$13,243,712
		34,992,944
Total Financials		109,330,555
Health Care - 13.6%
Health Care Equipment & Supplies - 7.7%
Alcon, Inc. (Switzerland)	272,485	23,139,426
Medtronic plc (United States)	298,436	26,190,744
		49,330,170
Pharmaceuticals - 5.9%
AstraZeneca plc - ADR (United Kingdom)	213,220	15,287,874
Novartis AG - ADR (Switzerland)	215,898	22,647,700
		37,935,574
Total Health Care		87,265,744
Industrials - 15.8%
Aerospace & Defense - 5.4%
Airbus SE (France)	92,179	13,577,969
BAE Systems plc (United Kingdom)	1,741,940	20,831,967
		34,409,936
Commercial Services & Supplies - 4.7%
Cleanaway Waste Management Ltd. (Australia)	5,975,994	11,091,918
Rentokil Initial plc (United Kingdom)	2,326,695	18,972,251
		30,064,169
Ground Transportation - 1.9%
Canadian National Railway Co. (Canada)	102,071	12,374,067
Machinery - 1.7%
Techtronic Industries Co. Ltd. (Hong Kong)	945,500	10,741,403
Trading Companies & Distributors - 0.9%
IMCD N.V. (Netherlands)	37,444	5,673,869
Transportation Infrastructure - 1.2%
Auckland International Airport Ltd. (New Zealand)*	1,543,708	8,058,546
Total Industrials		101,321,990
Information Technology - 14.7%
Electronic Equipment, Instruments & Components - 2.9%
Halma plc (United Kingdom)	275,353	7,907,564
Keyence Corp. (Japan)	23,400	10,500,568
		18,408,132
IT Services - 2.5%
Endava plc - ADR (United Kingdom)*	117,605	6,169,558
Globant S.A. (United States)*	34,619	6,048,978
Keywords Studios plc (Ireland)	170,111	3,846,657
		16,065,193

Investment Portfolio - July 31, 2023

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Semiconductors & Semiconductor Equipment - 4.9%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	212,580	$21,077,307
Tokyo Electron Ltd. (Japan)	68,400	10,265,955
		31,343,262
Software - 1.1%
Atlassian Corp. - Class A (United States)*	39,529	7,191,906
Technology Hardware, Storage & Peripherals - 3.3%
Samsung Electronics Co. Ltd. (South Korea)	384,366	21,045,063
Total Information Technology		94,053,556

	SHARES	VALUE

COMMON STOCKS (continued)

Materials - 2.4%
Chemicals - 2.0%
Air Liquide S.A. (France)	71,680	$12,887,630
Metals & Mining - 0.4%
Barrick Gold Corp. (Canada)	149,641	2,587,293
Total Materials		15,474,923
TOTAL COMMON STOCKS
(Identified Cost $567,289,948)		612,972,134

SHORT-TERM INVESTMENT - 4.0%

Dreyfus Government Cash Management, Institutional Shares, 5.14%[2]
(Identified Cost $25,951,003)	25,951,003	25,951,003

TOTAL INVESTMENTS - 99.7%
(Identified Cost $593,240,951)		638,923,137
OTHER ASSETS, LESS LIABILITIES - 0.3%		1,891,757
NET ASSETS - 100%		$640,814,894

ADR - American Depositary Receipt

[1]	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2023 was $29,894,473, which represented 4.7% of the Series’ Net Assets.
*	Non-income producing security.
[2]	Rate shown is the current yield as of July 31, 2023.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

United Kingdom - 24.4% and United States - 12.0%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2023 in valuing the Series’ assets or liabilities carried at fair value:

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Investment Portfolio - July 31, 2023

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$49,554,817	$8,145,642	$41,409,175	$—
Consumer Discretionary	49,872,157	32,712,501	17,159,656	—
Consumer Staples	106,098,392	31,911,362	74,187,030	—
Financials	109,330,555	30,371,682	78,958,873	—
Health Care	87,265,744	87,265,744	—	—
Industrials	101,321,990	12,374,067	88,947,923	—
Information Technology	94,053,556	40,487,749	53,565,807	—
Materials	15,474,923	2,587,293	12,887,630	—
Short-Term Investment	25,951,003	25,951,003	—	—
Total assets	$638,923,137	$271,807,043	$367,116,094	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of October 31, 2022 or July 31, 2023.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

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